UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4666

Seligman Pennsylvania Municipal Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 9/30/06

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.
The annual report of Seligman Pennsylvania Municipal Fund Series is included in the following combined annual report of Seligman Municipal Funds.

Seligman Municipal Funds

Seligman Municipal Series Trust

Seligman New Jersey Municipal Fund, Inc.

Seligman Pennsylvania Municipal Fund Series

Annual Report
September 30, 2006

Seeking Income Exempt
From Regular Income Tax

J. & W. Seligman & Co.
Incorporated
Established 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1
Interview With Your Portfolio Managers	2
Performance and Portfolio Overview	4
Understanding and Comparing Your Fund’s Expenses	12
Portfolios of Investments	14
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Notes to Financial Statements	25
Financial Highlights	32
Report of Independent Registered Public Accounting Firm	42
Directors/Trustees and Officers	43
Additional Fund Information	45

To The Shareholders

In our continued efforts to maximize value to our shareholders, we have streamlined our reports process and are pleased to present a combined annual report for Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series for the fiscal year ended September 30, 2006. The report contains a discussion with your Portfolio Managers, as well as the investment results, financial statements, and portfolio of investments for each Fund.

We thank you for your continued support of Seligman Municipal Funds. We look forward to serving your investment needs for many years to come.

By order of the Boards of Directors and Trustees,

William C. Morris
Chairman

Brian T. Zino
President

November 29, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries To:
P.O. Box 9759
Providence, RI 02940-9759

General Counsel
Sullivan & Cromwell LLP

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
(800) 221-2450 Shareholder Services (800) 445-1777 Retirement Plan Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q.

What market conditions and events materially affected the performance of the Funds in Seligman Municipal Series Trust, Seligman Pennsylvania Municipal Fund Series, and Seligman New Jersey Municipal Fund, Inc. (collectively, the “Funds”) during the fiscal year ended September 30, 2006

A.

During the past fiscal year, the Federal Reserve Board raised the federal funds rate an additional 1.5 points before pausing at the August Federal Open Market Committee meeting. Since 2004, the Fed has been reducing the level of monetary accommodation in an effort to prevent an unwelcome increase in the rate of inflation given the underlying strength of the economy and rising commodity prices — energy prices in particular. In response to the Fed policy actions, short-term municipal yields rose during the year while long-term municipal yields, contrary to consensus expectations, declined. This resulted in a narrowing of the yield spread between short-term and long-term municipal bonds. By the end of the fiscal year, the yield difference between one-year and 30-year municipal bonds had narrowed to the lowest level since 1989.

The total dollar volume of municipal bonds issued year-to-date was moderately lower than the same period last year due to a sharp decline in the issuance of refunding bonds. Refunding bonds are generally sold to retire outstanding higher-cost debt. The favorable interest rate environment in 2005 led to a surge in refunding issuance. Interest rates would need fall substantially going forward in order for refunding activity to approach last year’s record-setting levels. While municipal new issue supply has been slowing, demand for municipal bonds has been growing. Property and casualty insurance companies, in particular, have been heavy buyers of municipal bonds. The reduction in municipal supply, concurrent with an increase in demand, caused a widening of the yield spread between municipal bonds and Treasury bonds and a corollary decline in the relative value of municipal bonds. While municipal bonds continue to offer attractive after-tax returns for many investors, the yield advantage has narrowed.

State and local governments have made significant progress in restoring fiscal balance, leading to an overall strengthening in credit trends. Moody’s Investors Service and Standard & Poor’s Rating Service report that credit rating upgrades exceeded downgrades for the quarter ended September 30, 2006. Every region of the country experienced revenue growth in fiscal year 2006 with most states reporting budget surpluses. Positive revenue performance has enabled many states to restore funding for vital programs and projects. Despite welcome increases in tax receipts, however, states face enormous expenditure pressure from increasing health care costs, Medicaid, under-funded pensions, and Other Post Employment Benefits.

Q.	What investment strategies or techniques materially affected the Funds’ performance during the period?
A.

During the Funds’ recent fiscal year, the most significant trends affecting the municipal market have been the decline in long-term municipal yields and rise in short-term yields and the resultant flattening of the municipal yield curve, the decrease in municipal bond issuance, the compression of quality yield spreads, and the outperformance of municipal bonds compared to Treasury bonds. These events had important implications for the performance of the Funds.

New purchases in the Funds were limited to the 10–25 year maturity sector with a concentration in the years 2023–2027. We were anticipating a modest increase in long-term interest rates and sought to reduce the interest rate exposure of the Funds’ holdings by avoiding the long end of the yield curve (in general, interest rate sensitivity increases as maturity lengthens). In addition, due to the flattening of the municipal yield curve, there was little incentive, in terms of additional yield, to extend maturities. For the 12-month period, bonds in the 10–25 year maturity range underperformed the longest maturity bonds, although they did outperform shorter maturity bonds.

We did not purchase shorter-term municipal bonds due to our concern that yields on shorter maturity bonds would rise (and their prices decline) as the Federal Reserve Board continued to increase the federal funds rate. The Funds’ portfolios, however, with the exception of the California High-Yield Fund, already included significant percentages of pre-refunded bonds that will be redeemed within the next 10 years. Most of these pre-refunded holdings were purchased at yields above current levels and the income they generate helps to support the Funds’ monthly dividend distributions. Further, the Funds’ pre-refunded holdings are backed by escrow accounts comprised almost entirely of US government securities, making them secure and highly liquid investments. Despite these factors, over the past 12 months, the pre-refunded bond sector significantly underperformed longer duration bonds.

Advance refunding activity continued in all but the Pennsylvania Fund. When a bond is advance refunded by the issuer, the call date (most long-term municipal bonds are callable) becomes the effective maturity date. The shortened maturity

Interview With Your Portfolio Managers
 Thomas G. Moles and Eileen A. Comerford

date and enhanced credit quality of advance refunded bonds often results in price appreciation.

All bonds purchased for the Funds have been in the top two rating categories — AAA and AA. In our opinion, the additional yield offered by lower quality bonds has not been sufficient to compensate for the increased credit risk. Nevertheless, as investors turned to riskier investments in search of higher returns during the year, the spread between high-quality and lower-quality bonds continued to compress. As a result, lower quality bonds, especially “junk bonds,” outperformed higher quality bonds for the period. Going forward, it will be difficult for the high-yield sector to measurably outperform higher quality bonds given narrowing quality yield spreads.

Consistent with our conservative management style, the Funds have no exposure to tobacco bonds, airline debt, and the automotive sector. We have also avoided sectors of the market that have historically been more prone to credit deterioration such as continuing care facilities, aquariums, stadiums, and land development deals. Municipal research is critical to the successful management of our Funds. Accordingly, we perform in-depth credit analysis on all bonds prior to purchase and continue to monitor credits for as long as they are held.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advise to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

The Funds are managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Funds by a group of seasoned professionals who are responsible for research and trading consistent with the Funds’ investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Michelle Caetano, and Debra McGuinness.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each of the four Funds of Seligman Municipal Series Trust (which consists of the California High-Yield Fund, California Quality Fund, Florida Fund, and North Carolina Fund), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Funds would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The chart for each Fund compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2006. The performance of Class C shares of each Fund, which commenced on a later date, and of Class A and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The performance of Class C shares will differ from the performance shown for Class A and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Funds’ prospectus or the statements of additional information.

Performance and Portfolio Overview

California High-Yield Fund

Investment Results

Total Returns
 For Periods Ended September 30, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.14)%	(0.94)%	3.56%	4.88%	n/a
Without Sales Charge	2.78	3.99	4.57	5.39	n/a
Class C
With Sales Charge and CDSC‡	0.25	1.00	3.42	n/a	3.85%
Without Sales Charge and CDSC	2.32	3.06	3.64	n/a	4.00
Class D
With 1% CDSC	1.32	2.06	n/a	n/a	n/a
Without CDSC	2.32	3.06	3.64	4.44	n/a
Benchmark
Lehman Index**	3.44	4.45	5.17	5.91	5.49	#

Net Asset Value Per Share

	9/30/06	3/31/06	9/30/05
Class A	$6.60	$6.56	$6.62
Class C	6.61	6.57	6.63
Class D	6.61	6.57	6.63

Holdings by Market Sectorø

Revenue Bonds	81%
General Obligation Bondsøø	19

Weighted Average Maturity[3]	20.9 years

Option-Adjusted Duration[3]	4.6 years

Dividend Per Share and Yield Information
 For Periods Ended September 30, 2006

	Dividend†	SEC 30-Day Yield††
Class A	$0.278	3.57%
Class C	0.218	2.81
Class D	0.218	2.84

Holdings by Credit Quality2ø

AAA	15%
AA	19
A	51
BBB	15

See footnotes on page 11.

Performance and Portfolio Overview

California Quality Fund

Investment Results

Total Returns
 For Periods Ended September 30, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.57)%	(1.78)%	3.03%	4.67%	n/a
Without Sales Charge	2.24	3.14	4.02	5.19	n/a
Class C
With Sales Charge and CDSC‡	(0.26)	0.20	2.87	n/a	3.63%
Without Sales Charge and CDSC	1.79	2.23	3.07	n/a	3.78
Class D
With 1% CDSC	0.79	1.24	n/a	n/a	n/a
Without CDSC	1.79	2.23	3.07	4.23	n/a
Benchmark
Lehman Index**	3.44	4.45	5.17	5.91	5.49	#

Net Asset Value Per Share

	9/30/06	3/31/06	9/30/05
Class A	$6.69	$6.68	$6.79
Class C	6.66	6.65	6.76
Class D	6.66	6.65	6.76

Holdings by Market Sector ø

Revenue Bonds	75%
General Obligation Bondsøø	25

Weighted Average Maturity[3]	16.9 years

Option-Adjusted Duration[3]	3.8 years

Dividend and Capital Gain Per Share, and Yield Information
 For Periods Ended September 30, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.275	$0.032	3.10%
Class C	0.215	0.032	2.33
Class D	0.215	0.032	2.35

Holdings by Credit Quality 2ø

AAA	68%
AA	5
A	27

See footnotes on page 11.

Performance and Portfolio Overview

Florida Fund

Investment Results

Total Returns
For Periods Ended September 30, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.75)%	(1.97)%	3.09%	4.60%	n/a
Without Sales Charge	2.13	2.86	4.09	5.11	n/a
Class C
With Sales Charge and CDSC‡	(0.27)	0.23	3.10	n/a	3.70%
Without Sales Charge and CDSC	1.75	2.22	3.31	n/a	3.84
Class D
With 1% CDSC	0.75	1.23	n/a	n/a	n/a
Without CDSC	1.75	2.22	3.31	4.33	n/a
Benchmark
Lehman Index**	3.44	4.45	5.17	5.91	5.49	#

Net Asset Value Per Share

	9/30/06	3/31/06	9/30/05
Class A	$7.77	$7.77	$7.92
Class C	7.79	7.79	7.93
Class D	7.79	7.79	7.93

Holdings by Market Sector ø

Revenue Bonds	42%
General Obligation Bondsøø	58

Weighted Average Maturity[3]	12.0 years

Option-Adjusted Duration[3]	2.7 years

Dividend and Capital Gain Per Share, and Yield Information
 For Periods Ended September 30, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.324	$0.046	2.95%
Class C	0.265	0.046	2.31
Class D	0.265	0.046	2.33

Holdings by Credit Quality 2ø

AAA	62%
AA	16
A	22

See footnotes on page 11.

Performance and Portfolio Overview

North Carolina Fund

Investment Results

Total Returns
 For Periods Ended September 30, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.06)%	(1.81)%	3.00%	4.28%	n/a
Without Sales Charge	2.86	3.14	4.00	4.79	n/a
Class C
With Sales Charge and CDSC‡	0.45	0.37	3.05	n/a	3.35%
Without Sales Charge and CDSC	2.48	2.37	3.26	n/a	3.49
Class D
With 1% CDSC	1.48	1.38	n/a	n/a	n/a
Without CDSC	2.48	2.37	3.23	4.01	n/a
Benchmark
Lehman Index**	3.44	4.45	5.17	5.91	5.49	#

Net Asset Value Per Share

	9/30/06	3/31/06	9/30/05
Class A	$7.86	$7.77	$7.94
Class C	7.86	7.77	7.94
Class D	7.85	7.76	7.93

Holdings by Market Sector ø

Revenue Bonds	50%
General Obligation Bondsøø	50

Weighted Average Maturity[3]	12.2 years

Option-Adjusted Duration[3]	6.3 years

Dividend and Capital Gain Per Share, and Yield Information
 For Periods Ended September 30, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.266	$0.055	2.57%
Class C	0.207	0.055	1.92
Class D	0.207	0.055	1.94

Holdings by Credit Quality 2ø

AAA	69%
AA	24
A	7

See footnotes on page 11.

Performance and Portfolio Overview

New Jersey Fund

Investment Results

Total Returns
For Periods Ended September 30, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.70)%	(1.86)%	3.04%	4.32%	n/a
Without Sales Charge	2.19	2.99	4.05	4.83	n/a
Class C
With Sales Charge and CDSC‡	(0.29)	0.13	3.05	n/a	3.33%
Without Sales Charge and CDSC	1.77	2.17	3.26	n/a	3.47
Class D
With 1% CDSC	0.77	1.18	n/a	n/a	n/a
Without CDSC	1.77	2.17	3.26	4.03	n/a
Benchmark
Lehman Index**	3.44	4.45	5.17	5.91	5.49	#

Net Asset Value Per Share

	9/30/06	3/31/06	9/30/05
Class A	$7.37	$7.36	$7.49
Class C	7.47	7.46	7.59
Class D	7.47	7.46	7.59

Holdings By Market Sector ø

Revenue Bonds	74%
General Obligation Bondsøø	26

Weighted Average Maturity[3]	16.8 years

Option-Adjusted Duration[3]	3.4 years

Dividend and Capital Gain Per Share, and Yield Information
 For Periods Ended September 30, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.295	$0.042	3.23%
Class C	0.238	0.042	2.62
Class D	0.238	0.042	2.66

Holdings by Credit Quality 2ø

AAA	67%
AA	4
A	25
BBB	4

See footnotes on page 11.

Performance and Portfolio Overview

Pennsylvania Fund

Investment Results

Total Returns
 For Periods Ended September 30, 2006

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(2.25)%	(1.93)%	2.82%	4.26%	n/a
Without Sales Charge	2.65	3.02	3.81	4.77	n/a
Class C
With Sales Charge and CDSC‡	0.24	0.26	2.81	n/a	3.24%
Without Sales Charge and CDSC	2.28	2.26	3.01	n/a	3.38
Class D
With 1% CDSC	1.28	1.27	n/a	n/a	n/a
Without CDSC	2.28	2.26	3.01	3.98	n/a
Benchmark
Lehman Index**	3.44	4.45	5.17	5.91	5.49	#

Net Asset Value Per Share

	9/30/06	3/31/06	9/30/05
Class A	$7.84	$7.77	$7.93
Class C	7.82	7.75	7.91
Class D	7.82	7.75	7.91

Holdings by Market Sector ø

Revenue Bonds	70%
General Obligation Bondsøø	30

Weighted Average Maturity[3]	13.8 years

Option-Adjusted Duration[3]	5.8 years

Dividend and Capital Gain Per Share, and Yield Information
 For Periods Ended September 30, 2006

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.259	$0.062	2.98%
Class C	0.201	0.062	2.33
Class D	0.201	0.062	2.36

Holdings by Credit Quality 2ø

AAA	80%
AA	16
Non-rated	4

See footnotes on page 11.

Performance and Portfolio Overview

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]
Excludes variable rate demand notes. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Index is an unmanaged portfolio of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

‡	The CDSC is 1% for periods of 18 months or less.
#	From 5/28/99.
ø	Percentages based on current market values of long-term holdings at September 30, 2006.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2006.
††
Current yield, representing the annualized yield for the 30-day period ended September 30, 2006, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Fund	3.47%	2.71%	2.74%
Florida Fund	2.80	2.16	2.18

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of April 1, 2006 and held for the entire six-month period ended September 30, 2006.

Actual Expenses

The following tables provide information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The tables also provide information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Fund	Beginning Account Value 4/1/06	Annualized Expense Ratio*	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06
California High-Yield Fund
Class A	$1,000.00	0.87%	$1,027.80	$4.42	$1,020.71	$4.41
Class C	1,000.00	1.77	1,023.20	8.98	1,016.19	8.95
Class D	1,000.00	1.77	1,023.20	8.98	1,016.19	8.95
California Quality Fund
Class A	1,000.00	0.90	1,022.40	4.56	1,020.56	4.56
Class C	1,000.00	1.80	1,017.90	9.11	1,016.04	9.10
Class D	1,000.00	1.80	1,017.90	9.11	1,016.04	9.10
Florida Fund
Class A	1,000.00	0.97	1,021.30	4.92	1,020.21	4.91
Class C	1,000.00	1.72	1,017.50	8.70	1,016.44	8.69
Class D	1,000.00	1.72	1,017.50	8.70	1,016.44	8.69

(Continued on page 13.)

See footnotes on page 13.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
Fund	Beginning Account Value 4/1/06	Annualized Expense Ratio*	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06
North Carolina Fund
Class A	1,000.00	1.23	$1,028.60	$6.26	$1,018.90	$6.23
Class C	1,000.00	1.98	1,024.80	10.05	1,015.14	10.00
Class D	1,000.00	1.98	1,024.80	10.05	1,015.14	10.00
New Jersey Fund
Class A	1,000.00	1.06	1,021.90	5.37	1,019.75	5.37
Class C	1,000.00	1.82	1,017.70	9.21	1,015.94	9.20
Class D	1,000.00	1.82	1,017.70	9.21	1,015.94	9.20
Pennsylvania Fund
Class A	1,000.00	1.35	1,026.50	6.86	1,018.30	6.83
Class C	1,000.00	2.10	1,022.80	10.65	1,014.54	10.61
Class D	1,000.00	2.10	1,022.80	10.65	1,014.54	10.61

*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Funds’ prospectus for a description of each share class and its fees, expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield and Florida Funds, respectively. Absent such waivers, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period April 1, 2006 to September 30, 2006, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments
 September 30, 2006

California High-Yield Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans’ Affairs Rev. (Home Purchase), 5.50% due 12/1/2018*	Aa2	$1,036,450
1,500,000	California Department of Veterans’ Affairs Rev. (Home Purchase), 5.60% due 12/1/2028	Aaa	1,517,220
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,051,680
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	A3	3,271,410
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A3	780,060
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,808,657
2,280,000	California Housing Finance Agency Rev. (Multi-Family Housing), 5.375% due 2/1/2036*	Aa3	2,320,288
650,000	California Housing Finance Agency Rev. (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	656,858
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,602,375
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,687,350
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,559,880
2,585,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,587,016
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	3,281,670
3,000,000	San Bernardino, CA Joint Powers Financing Authority Rev. (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,031,290
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A2	2,054,960
Total Municipal Bonds (Cost $30,634,711) — 90.1%			32,247,164

	Short-Term Holdings
300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	300,000
190,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	190,000
230,000	New York, NY GOs, VRDN, due 8/1/2015	VMIG 1	230,000
300,000	New York, NY City Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2025	VMIG 1	300,000
1,130,000	San Francisco, CA City & County Public Utilities Commission Rev., 5% due 11/1/2026ø	A1	1,148,385
870,000	San Francisco, CA City & County Public Utilities Commission Rev., 5% due 11/1/2026ø	A1	884,138
Total Short-Term Holdings (Cost $2,997,425) — 8.5%			3,052,523
Total Investments (Cost $33,632,136) — 98.6%			35,299,687
Other Assets Less Liabilities — 1.4%			485,087
Net Assets — 100.0%			$35,784,774

See footnotes on page 19.

Portfolios of Investments
 September 30, 2006

California Quality Fund

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1	$3,115,470
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,053,820
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,094,440
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,114,690
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5.50% due 12/1/2029*	Aaa	4,091,200
3,295,000	California State GOs, 5.375% due 10/1/2027ø	A1	3,522,750
470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	503,939
235,000	California State GOs, 5.375% due 10/1/2027ø	A1	251,969
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A1	2,474,256
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,102,260
865,000	East Bay Municipal Utility District, CA Water System Rev., 5% due 6/1/2026	Aaa	880,215
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aaa	2,868,125
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,062,260
3,000,000	Orange County, CA Local Transportation Authority Rev. (Measure M Sales Tax), 6% due 2/15/2009	Aaa	3,173,760
4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5.375% due 9/1/2024	Aaa	4,099,120
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,070,560
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	Aaa	543,800
1,530,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028	Aaa	1,572,504
2,720,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028ø	Aaa	2,818,573
Total Municipal Bonds (Cost $39,962,370) — 93.3%			42,413,711

	Short-Term Holdings
600,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	600,000
300,000	New York, NY City Municipal Water Finance Authority, Water & Sewer System Rev., VRDN, due 6/15/2023	VMIG 1	300,000
1,500,000	New York, NY GOs, VRDN, due 8/1/2010	VMIG 1	1,500,000
Total Short-Term Holdings (Cost $2,400,000) — 5.3%			2,400,000
Total Investments (Cost $42,362,370) — 98.6%			44,813,711
Other Assets Less Liabilities — 1.4%			639,197
Net Assets — 100.0%			$45,452,908

See footnotes on page 19.

Portfolios of Investments
September 30, 2006

Florida Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aaa	$2,094,240
2,000,000	Dade County, FL Public Improvement GOs, 5.75% due 10/1/2016	Aaa	2,023,240
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,887,673
70,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	70,111
365,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	377,636
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Aaa	2,546,775
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5.25% due 10/1/2023*	Aaa	2,039,880
2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025ø	Aaa	2,146,120
2,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041ø	Aa2	2,038,980
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.875% due 2/1/2036*	A1	2,032,300
2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	2,088,680
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A2	1,944,408
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,201,160
1,770,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019ø	Aaa	1,815,082
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	Aaa	235,400
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	Aaa	1,923,460
Total Municipal Bonds (Cost $25,954,677) — 91.3%			27,465,145

	Short-Term Holdings
1,500,000	Jacksonville, FL Electric Authority Water & Sewer System Rev., 5.375% due 10/1/2030ø	Aaa	1,511,490
600,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	600,000
Total Short-Term Holdings (Cost $2,113,480) — 7.0%			2,111,490
Total Investments (Cost $28,068,157) — 98.3%			29,576,635
Other Assets Less Liabilities — 1.7%			508,648
Net Assets — 100.0%			$30,085,283

See footnotes on page 19.

Portfolios of Investments
September 30, 2006

North Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	$1,351,925
750,000	Appalachian State University, NC Rev., 5% due 7/15/2023	Aaa	801,660
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	731,011
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	Aa2	1,092,750
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,334,375
750,000	Durham County, NC GOs Public Improvement, 5% due 6/1/2022	Aaa	814,643
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	786,420
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022	Aa3	232,419
750,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aaa	798,705
175,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	183,073
750,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aaa	819,188
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,530,840
1,750,000	North Carolina Municipal Power Agency No. 1 Rev. (Catawba Electric), 5% due 1/1/2020††	Aaa	1,941,100
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡	1,083,670
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A3	1,061,160
750,000	Wilmington, NC Water & Sewer System Rev., 5% due 6/1/2025	Aaa	798,802
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	268,813
Total Municipal Bonds (Cost $14,624,665) — 91.3%			15,630,554

Short-Term Holdings
700,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	700,000
500,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	500,000
Total Short-Term Holdings (Cost $1,200,000) — 7.0%			1,200,000
Total Investments (Cost $15,824,665) — 98.3%			16,830,554
Other Assets Less Liabilities — 1.7%			299,656
Net Assets — 100.0%			$17,130,210

See footnotes on page 19.

Portfolios of Investments
September 30, 2006

New Jersey Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware), 5.75% due 1/1/2029ø	Aaa	$2,152,500
3,000,000	New Jersey Economic Development Authority Natural Gas Facilities Rev. (NUI Corporation Projects), 5.70% due 6/1/2032*	Aaa	3,089,730
1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Aaa	1,062,820
2,900,000	New Jersey Economic Development Authority Sewage Facilities Rev. (Anheuser-Busch Project), 5.85% due 12/1/2030*	A1	2,962,495
1,500,000	New Jersey Economic Development Authority State Lease Rev. (Liberty State Park Project), 5% due 3/1/2027	Aaa	1,587,615
3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/1/2032*	Aaa	3,115,800
2,000,000	New Jersey Educational Facilities Financing Authority Rev. (Institute for Advanced Study), 5% due 7/1/2021ø	Aaa	2,050,200
2,000,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025	A2	2,143,160
2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A3	2,605,648
2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5.375% due 7/1/2024	Aaa	2,361,842
2,500,000	New Jersey Highway Authority Rev. (Garden State Parkway), 5.625% due 1/1/2030ø	AAA‡	2,682,700
235,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 5.75% due 5/1/2025	Aaa	245,573
1,500,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 6.35% due 11/1/2031*	Aaa	1,564,725
1,000,000	New Jersey Transportation Trust Fund Authority Rev., 5% due 12/15/2021ø	Aaa	1,067,400
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa3	1,093,890
1,300,000	Rutgers State University, NJ, 5.20% due 5/1/2027	Aa3	1,333,436
Total Municipal Bonds (Cost $29,274,719) — 85.0%			31,119,534

Short-Term Holdings
1,600,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	1,600,000
600,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	600,000
2,500,000	Middletown Twp., NJ Board of Education School GOs, 5.80% due 8/1/2019ø	Aaa	2,547,375
300,000	New York, NY GOs, VRDN, due 8/15/2018	VMIG 1	300,000
Total Short-Term Holdings (Cost $4,990,864) — 13.8%			5,047,375
Total Investments (Cost $34,265,583) — 98.8%			36,166,909
Other Assets Less Liabilities — 1.2%			435,374
Net Assets — 100.0%			$36,602,283

See footnotes on page 19.

Portfolios of Investments
September 30, 2006

Pennsylvania Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aaa	$1,128,180
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029ø	Aaa	1,088,980
1,100,000	Butler County, PA GO’s, 5.25% due 7/15/2023ø	Aaa	1,204,170
500,000	Delaware County Authority, PA University Rev. (Villanova University), 5% due 8/1/2024	Aaa	532,675
1,000,000	Delaware River Port Authority Rev. (Pennsylvania and New Jersey Port District Project), 5.625% due 1/1/2026	Aaa	1,056,270
1,000,000	Delaware Valley, PA Regional Finance Authority Rev. (Local Government), 7.75% due 7/1/2027	Aaa	1,425,040
1,000,000	Northampton County, PA General Purpose Authority Rev., 5.25% due 10/1/2030	Aaa	1,065,600
1,000,000	Pennsylvania Economic Development Financing Authority Rev., (The Procter & Gamble Paper Products Company Project), 5.375% due 3/1/2031*	Aa3	1,140,120
800,000	Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), 5% due 7/15/2023	Aa3	852,056
1,050,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022	Aaa	1,083,191
750,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	Aaa	773,715
1,000,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev., 5.25% due 12/1/2016	Aaa	1,095,490
1,000,000	Pennsylvania State Turnpike Commission Rev. (Registration Fee), 5% due 7/15/2041ø	Aaa	1,071,260
750,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	800,565
1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5.50% due 9/1/2018	Aaa	1,024,520
450,000	Philadelphia, PA Redevelopment Authority Rev. (Home Mortgage), 9% due 6/1/2017††	NR	633,730
900,000	University of Pittsburgh, PA Rev. (The Commonwealth System of Higher Education), 5% due 6/1/2021	Aaa	924,849
Total Municipal Bonds (Cost $15,661,855) — 93.1%			16,900,411

Short-Term Holdings
300,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022ø	Aaa	309,804
700,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	700,000
Total Short-Term Holdings (Cost $996,053) — 5.6%			1,009,804
Total Investments (Cost $16,657,908) — 98.7%			17,910,215
Other Assets Less Liabilities — 1.3%			241,974
Net Assets — 100.0%			$18,152,189

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes.

See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2006

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$32,247,164	$42,413,711	$27,465,145	$15,630,554	$31,119,534	$16,900,411
Short-term holdings	3,052,523	2,400,000	2,111,490	1,200,000	5,047,375	1,009,804
Total investments*	35,299,687	44,813,711	29,576,635	16,830,554	36,166,909	17,910,215
Cash**	47,397	104,088	22,221	107,155	36,394	39,642
Interest receivable	530,624	684,400	642,040	211,529	521,536	252,173
Receivable for Shares of Beneficial Interest/Capital Stock sold	15,555	386	14	38,691	46	78,898
Expenses prepaid to shareholder service agent	2,847	3,644	2,391	1,366	2,961	1,480
Other	2,165	2,786	1,873	3,205	2,264	1,083
Total Assets	35,898,275	45,609,015	30,245,174	17,192,500	36,730,110	18,283,491

Liabilities:
Dividends payable	55,070	70,492	45,813	16,596	76,047	36,058
Management fee payable	11,751	18,600	8,694	6,981	15,145	7,456
Distribution and service (12b-1) fees payable	7,126	5,912	8,881	4,508	9,204	4,499
Payable for Shares of Beneficial Interest/Capital Stock repurchased	77	15,433	59,542	11,225	784	49,092
Accrued expenses and other	39,477	45,670	36,961	22,980	26,647	34,197
Total Liabilities	113,501	156,107	159,891	62,290	127,827	131,302
Net Assets	$35,784,774	$45,452,908	$30,085,283	$17,130,210	$36,602,283	$18,152,189

Composition of Net Assets:
Shares of Beneficial Interest/Capital Stock, at $0.001 par value:
Class A	$4,554	$6,356	$3,315	$1,967	$4,405	$2,157
Class C	401	288	407	145	440	100
Class D	462	156	150	66	116	59
Additional paid-in capital	34,093,015	42,857,710	28,447,656	15,922,656	34,523,188	16,825,272
Undistributed net investment income	18,791	199,706	87,161	42,972	74,864	76,623
Undistributed/accumulated net realized gain (loss)	—	(62,649)	38,116	156,515	97,944	(4,329)
Net unrealized appreciation of investments	1,667,551	2,451,341	1,508,478	1,005,889	1,901,326	1,252,307
Net Assets	$35,784,774	$45,452,908	$30,085,283	$17,130,210	$36,602,283	$18,152,189

Net Assets:
Class A	$30,079,299	$42,495,162	$25,750,387	$15,471,444	$32,449,072	$16,906,301
Class C	$2,649,371	$1,920,964	$3,170,780	$1,141,519	$3,288,857	$785,398
Class D	$3,056,104	$1,036,782	$1,164,116	$517,247	$864,354	$460,490

Shares of Beneficial Interest/Capital Stock Outstanding:
Class A	4,554,286	6,355,945	3,314,625	1,967,304	4,405,464	2,156,302
Class C	400,700	288,387	407,264	145,300	440,418	100,448
Class D	462,171	155,673	149,529	65,866	115,752	58,886

Net Asset Value per Share:
Class A	$6.60	$6.69	$7.77	$7.86	$7.37	$7.84
Class C	$6.61	$6.66	$7.79	$7.86	$7.47	$7.82
Class D	$6.61	$6.66	$7.79	$7.85	$7.47	$7.82

* Cost of total investments	$33,632,136	$42,362,370	$28,068,157	$15,824,665	$34,265,583	$16,657,908
** Includes restricted cash of	$5,300	$6,300	$2,000	—	$5,000	$4,000
See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 2006

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Investment Income:
Interest	$1,852,300	$2,457,964	$1,672,785	$848,057	$1,976,131	$906,467

Expenses:
Management fees	179,486	239,362	160,978	88,555	190,470	92,943
Distribution and service (12b-1) fees	84,700	80,800	115,342	56,769	125,596	55,937
Shareholder account services	70,182	80,033	55,567	31,850	69,005	36,719
Auditing fees	24,266	29,449	22,974	16,911	23,890	22,730
Registration	17,445	17,106	14,354	12,481	13,702	15,119
Custody and related services	8,312	6,649	7,859	2,354	5,021	3,469
Shareholder reports and communications	7,075	9,012	6,601	3,530	7,702	13,321
Legal fees	6,506	8,060	9,919	16,703	23,842	25,895
Directors’/Trustees’ fees and expenses	6,197	6,513	6,073	5,687	6,732	6,204
Miscellaneous	5,235	6,524	5,026	3,755	6,162	3,652
Total Expenses Before Management Fee Waiver	409,404	483,508	404,693	238,595	472,122	275,989
Fee waiver (Note 4)	(35,897)	—	(48,294)	—	—	—
Total Expenses After Management Fee Waiver	373,507	483,508	356,399	238,595	472,122	275,989
Net Investment Income	1,478,793	1,974,456	1,316,386	609,462	1,504,009	630,478

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	61,023	59,991	131,413	79,319	(6,377)
Net change in unrealized appreciation of investments	(126,060)	(626,045)	(512,692)	(225,203)	(530,794)	(97,278)
Net Loss on Investments	(126,060)	(565,022)	(452,701)	(93,790)	(451,475)	(103,655)
Increase in Net Assets from Operations	$1,352,733	$1,409,434	$863,685	$515,672	$1,052,534	$526,823

See Notes to Financial Statements.

Statements of Changes in Net Assets

	California High-Yield Fund		California Quality Fund
	Year Ended September 30,		Year Ended September 30,
	2006	2005	2006	2005
Operations:
Net investment income	$1,478,793	$1,472,170	$1,974,456	$2,144,730
Net realized gain on investments	—	—	61,023	330,304
Net change in unrealized appreciation of investments	(126,060)	239,831	(626,045)	(462,651)
Increase in Net Assets from Operations	1,352,733	1,712,001	1,409,434	2,012,383

Distributions to Shareholders:
Net investment income:
Class A	(1,286,369)	(1,290,395)	(1,815,436)	(1,973,546)
Class C	(78,277)	(79,080)	(84,541)	(120,885)
Class D	(102,630)	(91,036)	(33,794)	(33,700)
Total	(1,467,276)	(1,460,511)	(1,933,771)	(2,128,131)
Net realized long-term gain on investments:
Class A	—	(348,442)	(218,450)	(652,732)
Class C	—	(28,555)	(15,057)	(55,969)
Class D	—	(31,371)	(5,019)	(14,803)
Total	—	(408,368)	(238,526)	(723,504)
Decrease in Net Assets from Distributions	(1,467,276)	(1,868,879)	(2,172,297)	(2,851,635)

Share Transactions:
Net proceeds from sales of shares	918,763	503,407	994,293	1,044,303
Investment of dividends	857,485	863,684	1,052,587	1,154,063
Exchanged from associated funds	418,403	792,816	470,492	588,958
Investment of gain distributions	—	293,176	163,236	493,409
Total	2,194,651	2,453,083	2,680,608	3,280,733
Cost of shares repurchased	(3,144,960)	(4,977,036)	(7,836,599)	(8,061,544)
Exchanged into associated funds	(45,370)	(222,590)	(95,898)	(397,068)
Total	(3,190,330)	(5,199,626)	(7,932,497)	(8,458,612)
Decrease in Net Assets from Share Transactions	(995,679)	(2,746,543)	(5,251,889)	(5,177,879)
Decrease in Net Assets	(1,110,222)	(2,903,421)	(6,014,752)	(6,017,131)

Net Assets:
Beginning of year	36,894,996	39,798,417	51,467,660	57,484,791
End of Year*	$35,784,774	$36,894,996	$45,452,908	$51,467,660

___________ * Including undistributed net investment income	$18,791	$58,269	$199,706	$188,326
See Notes to Financial Statements.

Statements of Changes in Net Assets

	Florida Fund		North Carolina Fund
	Year Ended September 30,		Year Ended September 30,
	2006	2005	2006	2005
Operations:
Net investment income	$1,316,386	$1,463,794	$609,462	$759,871
Net realized gain on investments	59,991	172,452	131,413	122,197
Net change in unrealized appreciation of investments	(512,692)	(553,167)	(225,203)	(372,492)
Increase in Net Assets from Operations	863,685	1,083,079	515,672	509,576

Distributions to Shareholders:
Net investment income:
Class A	(1,141,090)	(1,264,083)	(544,819)	(653,505)
Class C	(118,535)	(139,901)	(32,215)	(72,461)
Class D	(40,492)	(44,218)	(13,740)	(19,398)
Total	(1,300,117)	(1,448,202)	(590,774)	(745,364)
Net realized long-term gain on investments:
Class A	(169,725)	(19,968)	(117,043)	(51,439)
Class C	(22,748)	(2,907)	(9,747)	(7,560)
Class D	(7,282)	(839)	(3,694)	(1,847)
Total	(199,755)	(23,714)	(130,484)	(60,846)
Decrease in Net Assets from Distributions	(1,499,872)	(1,471,916)	(721,258)	(806,210)

Share Transactions:
Net proceeds from sales of shares	1,132,226	1,045,897	414,666	272,380
Investment of dividends	715,536	758,900	375,230	479,784
Exchanged from associated funds	418,818	617,634	74,484	133,328
Investment of gain distributions	126,478	16,047	99,321	49,160
Total	2,393,058	2,438,478	963,701	934,652
Cost of shares repurchased	(4,633,215)	(5,945,877)	(2,129,581)	(5,388,968)
Exchanged into associated funds	(1,418,929)	(227,031)	(225,651)	(95,331)
Total	(6,052,144)	(6,172,908)	(2,355,232)	(5,484,299)
Decrease in Net Assets from Share Transactions	(3,659,086)	(3,734,430)	(1,391,531)	(4,549,647)
Decrease in Net Assets	(4,295,273)	(4,123,267)	(1,597,117)	(4,846,281)

Net Assets:
Beginning of year	34,380,556	38,503,823	18,727,327	23,573,608
End of Year*	$30,085,283	$34,380,556	$17,130,210	$18,727,327

___________ * Including undistributed net investment income	$87,161	$74,147	$42,972	$50,553
See Notes to Financial Statements.

Statements of Changes in Net Assets

	New Jersey Fund		Pennsylvania Fund
	Year Ended September 30,		Year Ended September 30,
	2006	2005	2006	2005
Operations:
Net investment income	$1,504,009	$1,691,631	$630,478	$718,327
Net realized gain (loss) on investments	79,319	208,055	(6,377)	127,197
Net change in unrealized appreciation of investments	(530,794)	(500,739)	(97,278)	(383,599)
Increase in Net Assets from Operations	1,052,534	1,398,947	526,823	461,925

Distributions to Shareholders:
Net investment income:
Class A	(1,350,961)	(1,535,586)	(574,255)	(653,937)
Class C	(107,809)	(111,109)	(21,377)	(26,879)
Class D	(28,977)	(30,136)	(12,448)	(14,134)
Total	(1,487,747)	(1,676,831)	(608,080)	(694,950)
Net realized long-term gain on investments:
Class A	(197,192)	(39,881)	(142,134)	(29,043)
Class C	(19,471)	(3,427)	(7,201)	(1,648)
Class D	(5,070)	(885)	(3,844)	(833)
Total	(221,733)	(44,193)	(153,179)	(31,524)
Decrease in Net Assets from Distributions	(1,709,480)	(1,721,024)	(761,259)	(726,474)

Share Transactions:
Net proceeds from sales of shares	1,566,868	1,182,661	678,797	256,615
Investment of dividends	992,574	1,134,665	393,186	459,174
Exchanged from associated funds	514,796	335,268	287,331	129,768
Investment of gain distributions	175,597	35,492	118,796	24,061
Total	3,249,835	2,688,086	1,478,110	869,618
Cost of shares repurchased	(5,225,637)	(10,542,059)	(2,919,549)	(1,897,070)
Exchanged into associated funds	(346,187)	(228,588)	(123,256)	(133,768)
Total	(5,571,824)	(10,770,647)	(3,042,805)	(2,030,838)
Decrease in Net Assets from Share Transactions	(2,321,989)	(8,082,561)	(1,564,695)	(1,161,220)
Decrease in Net Assets	(2,978,935)	(8,404,638)	(1,799,131)	(1,425,769)

Net Assets:
Beginning of year	39,581,218	47,985,856	19,951,320	21,377,089
End of Year*	$36,602,283	$39,581,218	$18,152,189	$19,951,320

___________ * Including undistributed net investment income	$74,864	$75,140	$76,623	$53,900
See Notes to Financial Statements.

Notes to Financial Statements

1. Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”) consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund”. Each Fund of the Trust, as well as Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”), offer three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the directors/trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2006, the interest rates paid on these notes ranged from 3.78% to 3.86%.

d.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2006, distribution and service fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

f.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Funds’ insurance policies of the Trust, New Jersey Fund and Pennsylvania Fund.

3. Management Fee, Distribution Services, and Other Transactions  The Manager manages the affairs of the Funds and provides the necessary personnel and facilities. Compensation of all officers of the Funds, all directors/trustees of the Funds who are employees of the Manager, and all personnel of the Funds and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Fund’s average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the year ended September 30, 2006 to limit the per annum fee of California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. For the year ended September 30, 2006, the amounts of fees waived by the Manager for California High-Yield Fund and Florida Fund were $35,897 and $48,294, respectively.

    For the year ended September 30, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares, and Seligman Services, Inc., each an affiliate of the Manager, received in the aggregate the following commissions and concessions from sales of Class A and Class C shares. The following commissions were also paid to dealers for sales of Class A and Class C shares:

Notes to Financial Statements

Fund	Commissions and Concessions Retained by Affiliates	Dealer Commissions
California High-Yield	$ 1,443	$ 7,463
California Quality	4,406	24,938
Florida	3,379	20,720
North Carolina	1,054	7,496
New Jersey	3,051	10,974
Pennsylvania	2,726	18,799

The Funds each have an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Funds monthly pursuant to the Plan. For the year ended September 30, 2006, for California High-Yield Fund, California Quality Fund, Florida Fund, North Carolina Fund, New Jersey Fund and Pennsylvania Fund, fees incurred under the Plan aggregated to $30,250, $43,942, $68,351, $39,479, $82,611 and $42,815, respectively, or 0.10%, 0.10%, 0.25%, 0.25%, 0.24% and 0.25%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2006, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D	Fund	Class C	Class D
California High-Yield	$23,558	$30,892	North Carolina	$12,113	$5,177
California Quality	26,362	10,496	New Jersey	33,875	9,110
Florida	35,042	11,949	Pennsylvania	8,301	4,821

The Distributor and Seligman Services, Inc. are eligible to receive distribution and service fees pursuant to the Plan. For the year ended September 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees as follows:

Fund	Distribution and Service Fees	Fund	Distribution and Service Fees
California High-Yield	$ 3,844	North Carolina	$ 2,695
California Quality	2,379	New Jersey	12,808
Florida	3,540	Pennsylvania	2,143

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the year ended September 30, 2006, such charges amounted to $924 for California High-Yield Fund, $5 for California Quality Fund, $972 for Florida Fund, $1 for North Carolina Fund, $1,082 for New Jersey Fund and $1 for Pennsylvania Fund.

For the year ended September 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Funds’ directors/trustees as follows:

Fund		Fund
California High-Yield	$ 70,182	North Carolina	$31,850
California Quality	80,033	New Jersey	69,005
Florida	55,567	Pennsylvania	36,719

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Trust, New Jersey Fund and Pennsylvania Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009, respectively. The obligation of a Guarantor to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on each Guarantor’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of September 30, 2006, the potential obligations under the Guaranties were $19,500 for Seligman Municipal Series Trust, $5,800 for the New Jersey Fund and $2,900 for the Pennsylvania Fund.

As of September 30, 2006, no event has occurred which would result in the Guarantors becoming liable to make any payment under a Guaranty. Each Fund of the Trust would bear a portion of any payments made by the Trust under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors/trustees of the Funds are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust, New Jersey Fund, and Pennsylvania Fund have a compensation agreement under which directors/trustees who receive fees may elect to defer receiving such fees. Directors/trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005, which were paid to the participating director/trustee in January 2006, were as follows:

Fund		Fund
California High-Yield	$ 8,873	North Carolina	$5,000
California Quality	9,086	New Jersey	15,696
Florida	5,867	Pennsylvania	14,863

As of September 30, 2006, no directors/trustees were participating in the deferred compensation arrangement.

Notes to Financial Statements

4.	Committed Line of Credit — The Trust, New Jersey Fund, and Pennsylvania Fund are each participants in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the year ended September 30, 2006, the Funds did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term holdings, for the year ended September 30, 2006, were as follows:

Fund	Purchases	Sales
California High-Yield	—	$ 260,000
California Quality	—	6,218,438
Florida	$ 1,567,245	4,164,220
North Carolina	4,759,350	6,654,990
New Jersey	1,558,710	4,540,000
Pennsylvania	527,875	1,068,814

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At September 30, 2006, each Fund’s cost of investments for federal income tax purposes was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Fund by the tax deferral of losses on wash sales of $149,160. The tax basis cost of investments was as follows:

Fund	Tax Basis Cost
California High-Yield	$ 33,562,350
California Quality	42,313,363
Florida	27,981,559
North Carolina	15,781,935
New Jersey	34,193,882
Pennsylvania	16,583,658

At September 30, 2006, the tax basis components of accumulated earnings were as follows:

	California High-Yield	California Quality	Florida	North Carolina	New Jersey	Pennsylvania
Gross unrealized appreciation of portfolio securities	$1,737,337	$2,500,348	$1,595,076	$1,048,619	$1,973,027	$1,343,703
Gross unrealized depreciation of portfolio securities	—	—	—	—	—	(17,146)
Net unrealized appreciation of portfolio securities	1,737,337	2,500,348	1,595,076	1,048,619	1,973,027	1,326,557
Undistributed tax-exempt income	4,075	72,031	46,376	16,838	79,154	38,378
Undistributed/accumulated net realized gain (loss)	—	86,511	38,116	156,515	97,944	—
Timing difference (post-October loss)	—	—	—	—	—	(4,329)
Total accumulated earnings	$1,741,412	$2,658,890	$1,679,568	$1,221,972	$2,150,125	$1,360,606

The tax characterization of distributions paid was as follows:

	Year Ended September 30,
	2006	2005
Tax-exempt income:
California High-Yield	$ 1,467,276	$ 1,513,097
California Quality	1,933,771	2,128,131
Florida	1,300,117	1,448,202
North Carolina	590,774	745,364
New Jersey	1,487,747	1,676,831
Pennsylvania	608,080	694,950
Long-term capital gains:
California High-Yield	—	$ 355,782
California Quality	$ 238,526	723,504
Florida	199,755	23,714
North Carolina	130,484	60,846
New Jersey	221,733	44,193
Pennsylvania	153,179	31,524

The Pennsylvania Fund elected to defer to October 1, 2006, the recognition for tax purposes of net loss of $4,329 realized on sales of investments after October 31, 2005. This loss will be available to offset future taxable net gains.

Notes to Financial Statements

7.	Share Transactions — At September 30, 2006, the Funds (with the exception of New Jersey Fund) had unlimited shares authorized. The New Jersey Fund had 100,000,000 shares authorized. Transactions in Shares of Beneficial Interest (for Funds of the Trust and Pennsylvania Fund) or Capital Stock were as follows:

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005

California High-Yield Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	36,481	$239,657	59,615	$395,391	102,822	$675,111	12,984	$86,027
Investment of dividends	115,848	761,222	113,844	754,713	6,850	45,095	7,953	52,760
Exchanged from associated funds	3,816	24,994	30,967	204,413	8,071	53,121	4,728	31,382
Investment of gain distributions	—	—	37,131	244,320	—	—	3,786	24,951
Total	156,145	1,025,873	241,557	1,598,837	117,743	773,327	29,451	195,120
Cost of shares repurchased	(343,374)	(2,256,084)	(622,899)	(4,130,453)	(90,288)	(592,805)	(101,439)	(675,224)
Exchanged into associated funds	(3,495)	(23,000)	(32,609)	(217,152)	—	—	—	—
Total	(346,869)	(2,279,084)	(655,508)	(4,347,605)	(90,288)	(592,805)	(101,439)	(675,224)
Increase (decrease)	(190,724)	$(1,253,211)	(413,951)	$(2,748,768)	27,455	$180,522	(71,988)	$(480,104)

	Class D
	Year Ended September 30,
	2006		2005
California High-Yield Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	604	$3,995	3,299	$21,989
Investment of dividends	7,772	51,168	8,473	56,211
Exchanged from associated funds	51,584	340,288	83,528	557,021
Investment of gain distributions	—	—	3,628	23,905
Total	59,960	395,451	98,928	659,126
Cost of shares repurchased	(44,999)	(296,071)	(25,714)	(171,359)
Exchanged into associated funds	(3,405)	(22,370)	(820)	(5,438)
Total	(48,404)	(318,441)	(26,534)	(176,797)
Increase	11,556	$77,010	72,394	$482,329

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005

California Quality Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	138,675	$929,493	147,127	$1,003,777	1,909	$12,680	5,654	$38,337
Investment of dividends	147,576	987,536	158,217	1,079,785	7,193	47,964	8,248	56,102
Exchanged from associated funds	58,811	393,464	27,959	190,982	—	—	54,246	369,172
Investment of gain distributions	22,352	150,199	65,323	443,520	1,564	10,479	6,094	41,254
Total	367,414	2,460,692	398,626	2,718,064	10,666	71,123	74,242	504,865
Cost of shares repurchased	(952,575)	(6,377,975)	(850,072)	(5,793,374)	(203,168)	(1,355,717)	(286,099)	(1,947,902)
Exchanged into associated funds	(10,986)	(73,662)	(55,162)	(375,462)	(1,091)	(7,297)	(2,802)	(18,961)
Total	(963,561)	(6,451,637)	(905,234)	(6,168,836)	(204,259)	(1,363,014)	(288,901)	(1,966,863)
Decrease	(596,147)	$(3,990,945)	(506,608)	$(3,450,772)	(193,593)	$(1,291,891)	(214,659)	$(1,461,998)

	Class D
	Year Ended September 30,
	2006		2005
California Quality Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	7,755	$52,120	322	$2,189
Investment of dividends	2,562	17,087	2,672	18,176
Exchanged from associated funds	11,554	77,028	4,242	28,804
Investment of gain distributions	382	2,558	1,276	8,635
Total	22,253	148,793	8,512	57,804
Cost of shares repurchased	(15,472)	(102,907)	(47,258)	(320,268)
Exchanged into associated funds	(2,220)	(14,939)	(389)	(2,645)
Total	(17,692)	(117,846)	(47,647)	(322,913)
Increase (decrease)	4,561	$30,947	(39,135)	$(265,109)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005

Florida Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	99,799	$778,397	94,812	$756,005	22,227	$173,717	36,316	$289,703
Investment of dividends	78,565	612,179	80,048	637,959	10,264	80,175	12,388	98,932
Exchanged from associated funds	49,489	385,250	73,081	583,068	—	—	767	6,163
Investment of gain distributions	13,326	104,198	1,665	13,282	2,277	17,831	289	2,312
Total	241,179	1,880,024	249,606	1,990,314	34,768	271,723	49,760	397,110
Cost of shares repurchased	(445,592)	(3,466,996)	(600,570)	(4,786,378)	(119,990)	(936,087)	(118,994)	(947,816)
Exchanged into associated funds	(181,520)	(1,418,929)	(6,052)	(48,575)	—	—	(22,374)	(178,456)
Total	(627,112)	(4,885,925)	(606,622)	(4,834,953)	(119,990)	(936,087)	(141,368)	(1,126,272)
Decrease	(385,933)	$(3,005,901)	(357,016)	$(2,844,639)	(85,222)	$(664,364)	(91,608)	$(729,162)

	Class D
	Year Ended September 30,
	2006		2005
Florida Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,944	$180,112	24	$189
Investment of dividends	2,969	23,182	2,757	22,009
Exchanged from associated funds	4,287	33,568	3,539	28,403
Investment of gain distributions	569	4,449	56	453
Total	30,769	241,311	6,376	51,054
Cost of shares repurchased	(29,480)	(230,132)	(26,608)	(211,683)
Exchanged into associated funds	—	—	—	—
Total	(29,480)	(230,132)	(26,608)	(211,683)
Increase (decrease)	1,289	$11,179	(20,232)	$(160,629)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005

North Carolina Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	50,611	$398,533	31,132	$250,714	2,065	$16,000	1,058	$8,487
Investment of dividends	45,275	353,338	53,761	430,309	1,816	14,170	4,610	36,863
Exchanged from associated funds	8,627	67,120	16,614	133,328	—	—	—	—
Investment of gain distributions	11,434	89,521	5,121	41,021	979	7,659	864	6,911
Total	115,947	908,512	106,628	855,372	4,860	37,829	6,532	52,261
Cost of shares repurchased	(255,223)	(1,986,911)	(448,712)	(3,586,486)	(14,823)	(115,922)	(202,888)	(1,611,054)
Exchanged into associated funds	(5,916)	(45,831)	(11,785)	(94,215)	(22,937)	(179,820)	—	—
Total	(261,139)	(2,032,742)	(460,497)	(3,680,701)	(37,760)	(295,742)	(202,888)	(1,611,054)
Decrease	(145,192)	$(1,124,230)	(353,869)	$(2,825,329)	(32,900)	$(257,913)	(196,356)	$(1,558,793)

	Class D
	Year Ended September 30,
	2006		2005
North Carolina Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	17	$133	1,627	$13,179
Investment of dividends	991	7,722	1,578	12,612
Exchanged from associated funds	942	7,364	—	—
Investment of gain distributions	274	2,141	154	1,228
Total	2,224	17,360	3,359	27,019
Cost of shares repurchased	(3,414)	(26,748)	(24,018)	(191,428)
Exchanged into associated funds	—	—	(140)	(1,116)
Total	(3,414)	(26,748)	(24,158)	(192,544)
Decrease	(1,190)	$(9,388)	(20,799)	$(165,525)

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005

New Jersey Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	172,278	$1,274,735	117,029	$882,504	35,871	$267,960	34,205	$261,158
Investment of dividends	121,163	893,139	136,040	1,025,489	9,763	72,954	10,791	82,384
Exchanged from associated funds	33,719	248,536	18,196	137,130	34,270	256,636	24,803	189,975
Investment of gain distributions	21,018	155,309	4,241	31,891	2,077	15,553	364	2,772
Total	348,178	2,571,719	275,506	2,077,014	81,981	613,103	70,163	536,289
Cost of shares repurchased	(631,131)	(4,653,060)	(1,294,115)	(9,721,288)	(62,531)	(466,938)	(87,785)	(669,409)
Exchanged into associated funds	(12,448)	(91,512)	(23,861)	(179,894)	(34,056)	(254,675)	(6,382)	(48,694)
Total	(643,579)	(4,744,572)	(1,317,976)	(9,901,182)	(96,587)	(721,613)	(94,167)	(718,103)
Decrease	(295,401)	$(2,172,853)	(1,042,470)	$(7,824,168)	(14,606)	$(108,510)	(24,004)	$(181,814)

	Class D
	Year Ended September 30,
	2006		2005
New Jersey Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,218	$24,173	5,106	$38,999
Investment of dividends	3,545	26,481	3,509	26,792
Exchanged from associated funds	1,287	9,624	1,073	8,163
Investment of gain distributions	633	4,735	109	829
Total	8,683	65,013	9,797	74,783
Cost of shares repurchased	(14,129)	(105,639)	(19,834)	(151,362)
Exchanged into associated funds	—	—	—	—
Total	(14,129)	(105,639)	(19,834)	(151,362)
Decrease	(5,446)	$(40,626)	(10,037)	$(76,579)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2006		2005		2006		2005

Pennsylvania Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	84,885	$662,412	25,994	$208,149	1,063	$8,290	6,081	$48,371
Investment of dividends	48,763	379,872	55,213	441,183	1,445	11,228	1,882	14,998
Exchanged from associated funds	34,056	266,383	16,264	129,768	2,679	20,948	—	—
Investment of gain distributions	14,355	111,796	2,824	22,581	589	4,578	117	934
Total	182,059	1,420,463	100,295	801,681	5,776	45,044	8,080	64,303
Cost of shares repurchased	(353,244)	(2,757,303)	(201,565)	(1,608,298)	(16,117)	(126,247)	(28,639)	(226,208)
Exchanged into associated funds	(11,115)	(86,803)	(15,426)	(123,768)	(4,656)	(36,453)	(1,247)	(10,000)
Total	(364,359)	(2,844,106)	(216,991)	(1,732,066)	(20,773)	(162,700)	(29,886)	(236,208)
Decrease	(182,300)	$(1,423,643)	(116,696)	$(930,385)	(14,997)	$(117,656)	(21,806)	$(171,905)

	Class D
	Year Ended September 30,
	2006		2005
Pennsylvania Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,035	$8,095	12	$95
Investment of dividends	268	2,086	375	2,993
Investment of gain distributions	312	2,422	68	546
Total	1,615	12,603	455	3,634
Cost of shares repurchased	(4,712)	(35,999)	(7,858)	(62,564)
Exchanged into associated funds	—	—	—	—
Total	(4,712)	(35,999)	(7,858)	(62,564)
Decrease	(3,097)	$(23,396)	(7,403)	$(58,930)

Notes to Financial Statements

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. or Seligman Pennsylvania Municipal Fund Series).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal actions or possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares.

California High-Yield Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$6.62	$6.65	$6.59	$6.74	$6.63
Income from Investment Operations:
Net investment income	0.28	0.26	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.02)	0.04	0.06	(0.12)	0.13
Total from Investment Operations	0.26	0.30	0.34	0.16	0.42
Less Distributions:
Dividends from net investment income	(0.28)	(0.26)	(0.27)	(0.28)	(0.29)
Distributions from net realized capital gain	—	(0.07)	(0.01)	(0.03)	(0.02)
Total Distributions	(0.28)	(0.33)	(0.28)	(0.31)	(0.31)
Net Asset Value, End of Year	$6.60	$6.62	$6.65	$6.59	$6.74
Total Return	3.99%	4.63%	5.30%	2.48%	6.50%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$30,079	$31,432	$34,315	$38,798	$51,011
Ratio of expenses to average net assets	0.90%	0.92%	0.90%	0.88%	0.84%
Ratio of net investment income to average net assets	4.26%	3.97%	4.20%	4.24%	4.41%
Portfolio turnover rate	—	1.47%	—	4.43%	11.72%
Without management fee waiver:*
Ratio of expenses to average net assets	1.00%	1.02%	1.00%	0.98%	0.94%
Ratio of net investment income to average net assets	4.16%	3.87%	4.10%	4.14%	4.31%

See footnotes on page 41.

Financial Highlights

California High-Yield Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$6.63	$6.66	$6.60	$6.75	$6.64
Income from Investment Operations:
Net investment income	0.22	0.20	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments	(0.02)	0.04	0.06	(0.12)	0.13
Total from Investment Operations	0.20	0.24	0.28	0.10	0.36
Less Distributions:
Dividends from net investment income	(0.22)	(0.20)	(0.21)	(0.22)	(0.23)
Distributions from net realized capital gain	—	(0.07)	(0.01)	(0.03)	(0.02)
Total Distributions	(0.22)	(0.27)	(0.22)	(0.25)	(0.25)
Net Asset Value, End of Year	$6.61	$6.63	$6.66	$6.60	$6.75
Total Return	3.06%	3.69%	4.35%	1.56%	5.57%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,649	$2,475	$2,964	$3,482	$3,457
Ratio of expenses to average net assets	1.80%	1.82%	1.80%	1.78%	1.74%
Ratio of net investment income to average net assets	3.35%	3.07%	3.30%	3.34%	3.51%
Portfolio turnover rate	—	1.47%	—	4.43%	11.72%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%	1.92%	1.90%	1.88%	1.84%
Ratio of net investment income to average net assets	3.25%	2.97%	3.20%	3.24%	3.41%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$6.63	$6.66	$6.60	$6.75	$6.64
Income from Investment Operations:
Net investment income	0.22	0.20	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments	(0.02)	0.04	0.06	(0.12)	0.13
Total from Investment Operations	0.20	0.24	0.28	0.10	0.36
Less Distributions:
Dividends from net investment income	(0.22)	(0.20)	(0.21)	(0.22)	(0.23)
Distributions from net realized capital gain	—	(0.07)	(0.01)	(0.03)	(0.02)
Total Distributions	(0.22)	(0.27)	(0.22)	(0.25)	(0.25)
Net Asset Value, End of Year	$6.61	$6.63	$6.66	$6.60	$6.75
Total Return	3.06%	3.69%	4.35%	1.56%	5.57%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,056	$2,988	$2,519	$4,832	$5,419
Ratio of expenses to average net assets	1.80%	1.82%	1.80%	1.78%	1.74%
Ratio of net investment income to average net assets	3.35%	3.07%	3.30%	3.34%	3.51%
Portfolio turnover rate	—	1.47%	—	4.43%	11.72%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%	1.92%	1.90%	1.88%	1.84%
Ratio of net investment income to average net assets	3.25%	2.97%	3.20%	3.24%	3.41%

See footnotes on page 41.

Financial Highlights

California Quality Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$6.79	$6.89	$6.88	$7.04	$6.90
Income from Investment Operations:
Net investment income	0.28	0.28	0.28	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.07)	(0.02)	—	(0.16)	0.20
Total from Investment Operations	0.21	0.26	0.28	0.11	0.49
Less Distributions:
Dividends from net investment income	(0.28)	(0.27)	(0.27)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.03)	(0.09)	—	—	(0.06)
Total Distributions	(0.31)	(0.36)	(0.27)	(0.27)	(0.35)
Net Asset Value, End of Year	$6.69	$6.79	$6.89	$6.88	$7.04
Total Return	3.14%	3.90%	4.23%	1.63%	7.29%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$42,495	$47,186	$51,395	$61,566	$74,713
Ratio of expenses to average net assets	0.94%	0.94%	0.93%	0.93%	0.87%
Ratio of net investment income to average net assets	4.19%	4.04%	4.06%	3.96%	4.23%
Portfolio turnover rate	—	—	0.86%	1.43%	6.40%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$6.76	$6.87	$6.85	$7.01	$6.88
Income from Investment Operations:
Net investment income	0.22	0.21	0.22	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.07)	(0.02)	0.01	(0.16)	0.18
Total from Investment Operations	0.15	0.19	0.23	0.05	0.41
Less Distributions:
Dividends from net investment income	(0.22)	(0.21)	(0.21)	(0.21)	(0.22)
Distributions from net realized capital gain	(0.03)	(0.09)	—	—	(0.06)
Total Distributions	(0.25)	(0.30)	(0.21)	(0.21)	(0.28)
Net Asset Value, End of Year	$6.66	$6.76	$6.87	$6.85	$7.01
Total Return	2.23%	2.84%	3.46%	0.72%	6.20%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,921	$3,259	$4,783	$5,772	$5,067
Ratio of expenses to average net assets	1.84%	1.84%	1.83%	1.83%	1.77%
Ratio of net investment income to average net assets	3.29%	3.13%	3.16%	3.06%	3.33%
Portfolio turnover rate	—	—	0.86%	1.43%	6.40%

See footnotes on page 41.

Financial Highlights

California Quality Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$6.76	$6.87	$6.85	$7.01	$6.88
Income from Investment Operations:
Net investment income	0.22	0.21	0.22	0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.07)	(0.02)	0.01	(0.16)	0.18
Total from Investment Operations	0.15	0.19	0.23	0.05	0.41
Less Distributions:
Dividends from net investment income	(0.22)	(0.21)	(0.21)	(0.21)	(0.22)
Distributions from net realized capital gain	(0.03)	(0.09)	—	—	(0.06)
Total Distributions	(0.25)	(0.30)	(0.21)	(0.21)	(0.28)
Net Asset Value, End of Year	$6.66	$6.76	$6.87	$6.85	$7.01
Total Return	2.23%	2.84%	3.46%	0.72%	6.20%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,037	$1,022	$1,306	$1,512	$1,956
Ratio of expenses to average net assets	1.84%	1.84%	1.83%	1.83%	1.77%
Ratio of net investment income to average net assets	3.29%	3.13%	3.16%	3.06%	3.33%
Portfolio turnover rate	—	—	0.86%	1.43%	6.40%

Florida Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.92	$8.00	$8.08	$8.08	$7.88
Income from Investment Operations:
Net investment income	0.33	0.33	0.32	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.11)	(0.08)	(0.06)	0.01	0.20
Total from Investment Operations	0.22	0.25	0.26	0.33	0.54
Less Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.32)	(0.34)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.02)	(0.01)	—
Total Distributions	(0.37)	(0.33)	(0.34)	(0.33)	(0.34)
Net Asset Value, End of Year	$7.77	$7.92	$8.00	$8.08	$8.08
Total Return	2.86%	3.17%	3.26%	4.16%	7.08%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$25,750	$29,298	$32,470	$34,131	$37,513
Ratio of expenses to average net assets	1.00%	0.98%	0.99%	1.00%	0.94%
Ratio of net investment income to average net assets	4.20%	4.11%	4.05%	3.98%	4.37%
Portfolio turnover rate	5.12%	—	—	12.51%	10.19%
Without management fee waiver:*
Ratio of expenses to average net assets	1.15%	1.13%	1.14%	1.15%	1.09%
Ratio of net investment income to average net assets	4.05%	3.96%	3.90%	3.83%	4.22%

See footnotes on page 41.

Financial Highlights

Florida Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.93	$8.02	$8.09	$8.10	$7.90
Income from Investment Operations:
Net investment income	0.27	0.27	0.26	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.05)	—	0.19
Total from Investment Operations	0.18	0.18	0.21	0.26	0.48
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.02)	(0.01)	—
Total Distributions	(0.32)	(0.27)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Year	$7.79	$7.93	$8.02	$8.09	$8.10
Total Return	2.22%	2.27%	2.61%	3.24%	6.26%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,171	$3,907	$4,683	$4,686	$3,839
Ratio of expenses to average net assets	1.75%	1.73%	1.74%	1.75%	1.69%
Ratio of net investment income to average net assets	3.45%	3.36%	3.30%	3.23%	3.62%
Portfolio turnover rate	5.12%	—	—	12.51%	10.19%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%	1.88%	1.89%	1.90%	1.84%
Ratio of net investment income to average net assets	3.30%	3.21%	3.15%	3.08%	3.47%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.93	$8.02	$8.10	$8.10	$7.90
Income from Investment Operations:
Net investment income	0.27	0.27	0.26	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	(0.09)	(0.06)	0.01	0.19
Total from Investment Operations	0.18	0.18	0.20	0.27	0.48
Less Distributions:
Dividends from net investment income	(0.27)	(0.26)	(0.26)	(0.26)	(0.28)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.02)	(0.01)	—
Total Distributions	(0.32)	(0.27)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Year	$7.79	$7.93	$8.02	$8.10	$8.10
Total Return	2.22%	2.27%	2.48%	3.37%	6.26%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,164	$1,176	$1,351	$1,567	$1,904
Ratio of expenses to average net assets	1.75%	1.73%	1.74%	1.75%	1.69%
Ratio of net investment income to average net assets	3.45%	3.36%	3.30%	3.23%	3.62%
Portfolio turnover rate	5.12%	—	—	12.51%	10.19%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%	1.88%	1.89%	1.90%	1.84%
Ratio of net investment income to average net assets	3.30%	3.21%	3.15%	3.08%	3.47%

See footnotes on page 41.

Financial Highlights

North Carolina Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.94	$8.05	$8.14	$8.19	$7.89
Income from Investment Operations:
Net investment income	0.27	0.29	0.29	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.02)	(0.10)	(0.07)	(0.01)	0.31
Total from Investment Operations	0.25	0.19	0.22	0.28	0.63
Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.28)	(0.29)	(0.32)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)
Total Distributions	(0.33)	(0.30)	(0.31)	(0.33)	(0.33)
Net Asset Value, End of Year	$7.86	$7.94	$8.05	$8.14	$8.19
Total Return	3.14%	2.45%	2.82%	3.51%	8.21%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$15,471	$16,781	$19,856	$22,778	$25,386
Ratio of expenses to average net assets	1.28%	1.24%	1.19%	1.19%	1.11%
Ratio of net investment income to average net assets	3.51%	3.60%	3.55%	3.65%	4.11%
Portfolio turnover rate	29.32%	—	7.93%	10.00%	7.96%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.94	$8.04	$8.13	$8.18	$7.88
Income from Investment Operations:
Net investment income	0.22	0.23	0.22	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.03)	(0.09)	(0.06)	(0.01)	0.30
Total from Investment Operations	0.19	0.14	0.16	0.22	0.57
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.22)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)
Total Distributions	(0.27)	(0.24)	(0.25)	(0.27)	(0.27)
Net Asset Value, End of Year	$7.86	$7.94	$8.04	$8.13	$8.18
Total Return	2.37%	1.82%	2.06%	2.74%	7.41%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,142	$1,414	$3,012	$2,778	$2,962
Ratio of expenses to average net assets	2.03%	1.99%	1.94%	1.94%	1.86%
Ratio of net investment income to average net assets	2.76%	2.85%	2.80%	2.90%	3.36%
Portfolio turnover rate	29.32%	—	7.93%	10.00%	7.96%

See footnotes on page 41.

Financial Highlights

North Carolina Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.93	$8.04	$8.13	$8.18	$7.88
Income from Investment Operations:
Net investment income	0.22	0.23	0.22	0.23	0.27
Net realized and unrealized gain (loss) on investments	(0.03)	(0.10)	(0.06)	(0.01)	0.30
Total from Investment Operations	0.19	0.13	0.16	0.22	0.57
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.22)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.06)	(0.02)	(0.03)	(0.04)	(0.01)
Total Distributions	(0.27)	(0.24)	(0.25)	(0.27)	(0.27)
Net Asset Value, End of Year	$7.85	$7.93	$8.04	$8.13	$8.18
Total Return	2.37%	1.69%	2.06%	2.74%	7.41%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$517	$532	$706	$824	$941
Ratio of expenses to average net assets	2.03%	1.99%	1.94%	1.94%	1.86%
Ratio of net investment income to average net assets	2.76%	2.85%	2.80%	2.90%	3.36%
Portfolio turnover rate	29.32%	—	7.93%	10.00%	7.96%

New Jersey Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.49	$7.54	$7.60	$7.65	$7.44
Income from Investment Operations:
Net investment income	0.30	0.30	0.29	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.08)	(0.04)	(0.05)	(0.04)	0.22
Total from Investment Operations	0.22	0.26	0.24	0.25	0.53
Less Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.29)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.04)	(0.01)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.34)	(0.31)	(0.30)	(0.30)	(0.32)
Net Asset Value, End of Year	$7.37	$7.49	$7.54	$7.60	$7.65
Total Return	2.99%	3.40%	3.28%	3.34%	7.29%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$32,449	$35,209	$43,324	$46,610	$49,274
Ratio of expenses to average net assets	1.15%	1.20%	1.13%	1.13%	1.04%
Ratio of net investment income to average net assets	4.03%	3.95%	3.91%	3.82%	4.23%
Portfolio turnover rate	4.39%	2.53%	—	4.39%	13.02%

See footnotes on page 41.

Financial Highlights

New Jersey Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.59	$7.64	$7.69	$7.74	$7.52
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.23	0.26
Net realized and unrealized gain (loss) on investments	(0.08)	(0.04)	(0.04)	(0.04)	0.23
Total from Investment Operations	0.16	0.20	0.20	0.19	0.49
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.04)	(0.01)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.28)	(0.25)	(0.25)	(0.24)	(0.27)
Net Asset Value, End of Year	$7.47	$7.59	$7.64	$7.69	$7.74
Total Return	2.17%	2.57%	2.58%	2.52%	6.54%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,289	$3,453	$3,659	$5,271	$5,096
Ratio of expenses to average net assets	1.91%	1.96%	1.90%	1.90%	1.84%
Ratio of net investment income to average net assets	3.28%	3.19%	3.14%	3.05%	3.44%
Portfolio turnover rate	4.39%	2.53%	—	4.39%	13.02%

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.59	$7.64	$7.69	$7.74	$7.52
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.23	0.26
Net realized and unrealized gain (loss) on investments	(0.08)	(0.04)	(0.04)	(0.04)	0.23
Total from Investment Operations	0.16	0.20	0.20	0.19	0.49
Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.23)	(0.26)
Distributions from net realized capital gain	(0.04)	(0.01)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.28)	(0.25)	(0.25)	(0.24)	(0.27)
Net Asset Value, End of Year	$7.47	$7.59	$7.64	$7.69	$7.74
Total Return	2.17%	2.57%	2.58%	2.52%	6.54%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$864	$920	$1,002	$1,299	$1,366
Ratio of expenses to average net assets	1.91%	1.96%	1.90%	1.90%	1.84%
Ratio of net investment income to average net assets	3.28%	3.19%	3.14%	3.05%	3.44%
Portfolio turnover rate	4.39%	2.53%	—	4.39%	13.02%

See footnotes on page 41.

Financial Highlights

Pennsylvania Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.93	$8.03	$8.09	$8.26	$7.92
Income from Investment Operations:
Net investment income	0.27	0.28	0.27	0.27	0.33
Net realized and unrealized gain (loss) on investments	(0.04)	(0.10)	(0.05)	(0.08)	0.34
Total from Investment Operations	0.23	0.18	0.22	0.19	0.67
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.27)	(0.27)	(0.32)
Distributions from net realized capital gain	(0.06)	(0.01)	(0.01)	(0.09)	(0.01)
Total Distributions	(0.32)	(0.28)	(0.28)	(0.36)	(0.33)
Net Asset Value, End of Year	$7.84	$7.93	$8.03	$8.09	$8.26
Total Return	3.02%	2.34%	2.72%	2.37%	8.75%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$16,906	$18,548	$19,721	$22,354	$23,493
Ratio of expenses to average net assets	1.43%	1.48%	1.36%	1.30%	1.25%
Ratio of net investment income to average net assets	3.45%	3.54%	3.32%	3.38%	4.11%
Portfolio turnover rate	2.98%	18.95%	5.34%	8.30%	16.73%

CLASS C
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.91	$8.01	$8.07	$8.24	$7.91
Income from Investment Operations:
Net investment income	0.21	0.22	0.21	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	(0.10)	(0.05)	(0.08)	0.33
Total from Investment Operations	0.17	0.12	0.16	0.13	0.60
Less Distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.21)	(0.21)	(0.26)
Distributions from net realized capital gain	(0.06)	(0.01)	(0.01)	(0.09)	(0.01)
Total Distributions	(0.26)	(0.22)	(0.22)	(0.30)	(0.27)
Net Asset Value, End of Year	$7.82	$7.91	$8.01	$8.07	$8.24
Total Return	2.26%	1.58%	1.96%	1.60%	7.79%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$785	$913	$1,100	$1,133	$1,029
Ratio of expenses to average net assets	2.18%	2.23%	2.11%	2.05%	2.00%
Ratio of net investment income to average net assets	2.70%	2.79%	2.57%	2.63%	3.36%
Portfolio turnover rate	2.98%	18.95%	5.34%	8.30%	16.73%

See footnotes on page 41.

Financial Highlights

Pennsylvania Fund (continued)

CLASS D
	Year Ended September 30,
Per Share Data:	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Year	$7.91	$8.01	$8.07	$8.24	$7.91
Income from Investment Operations:
Net investment income	0.21	0.22	0.21	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	(0.10)	(0.05)	(0.08)	0.33
Total from Investment Operations	0.17	0.12	0.16	0.13	0.60
Less Distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.21)	(0.21)	(0.26)
Distributions from net realized capital gain	(0.06)	(0.01)	(0.01)	(0.09)	(0.01)
Total Distributions	(0.26)	(0.22)	(0.22)	(0.30)	(0.27)
Net Asset Value, End of Year	$7.82	$7.91	$8.01	$8.07	$8.24
Total Return	2.26%	1.58%	1.96%	1.60%	7.79%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$460	$490	$556	$624	$690
Ratio of expenses to average net assets	2.18%	2.23%	2.11%	2.05%	2.00%
Ratio of net investment income to average net assets	2.70%	2.79%	2.57%	2.63%	3.36%
Portfolio turnover rate	2.98%	18.95%	5.34%	8.30%	16.73%

*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Fund and Florida Fund (Note 3).

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors/Trustees and Shareholders,
Seligman Municipal Series Trust,
Seligman New Jersey Municipal Fund, Inc. and
Seligman Pennsylvania Municipal Fund Series:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Series Trust (comprising the California High-Yield, California Quality, Florida and North Carolina Funds), Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series (collectively referred to as the “Funds”) as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor are we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series as of September 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 29, 2006

Directors/Trustees and Officers

Information pertaining to the Directors/Trustees and Officers of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc.,
and Seligman Pennsylvania Municipal Fund Series is set forth below.

Independent Directors/Trustees

Name, (Age), Position(s) held with Fundsø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
John R. Galvin (77)[1,3] • Director/Trustee: 1995 to Date • Oversees 60 Portfolios in Fund Complex
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Director, Raytheon Co. (defense and commercial electronics), Governor of the Center for Creative Leadership, and Trustee, Institute for Defense Analyses. From February 1995 until June 1997, he was a Director of USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.

Frank A. McPherson (73)[2,3] • Director/Trustee: 1995 to Date • Oversees 60 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, DCP Midstream GP, LLP (natural gas processing), Integris Health (owner of various hospitals), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, and Oklahoma Foundation for Excellence in Education. Formerly, Director, ConocoPhillips (integrated international oil corporation), Kimberly-Clark Corporation (consumer products) and BOK Financial (bank holding company). From 1990 until 1994, Director, the Federal Reserve System’s Kansas City Reserve Bank.

Betsy S. Michel (64)[1,3]
•  Trustee, Seligman Municipal Series Trust: 1984 to Date; Seligman Pennsylvania Municipal Fund Series: 1986 to Date
• Director, Seligman New Jersey Municipal Fund:
1988 to Date
• Oversees 60 Portfolios in Fund Complex

Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI); and Trustee, World Learning, Inc. (international educational training), and Council of New Jersey Grantmakers.

Leroy C. Richie (65)[1,3] • Director/Trustee: 2000 to Date • Oversees 59 Portfolios in Fund Complex
Counsel, Lewis & Munday, P.C. (law firm); Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company), Infinity, Inc. (oil and gas services and exploration), and Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally Inc. (digital imaging); Director and Chairman, Highland Park Michigan Economic Development Corp.; and Chairman, Detroit Public Schools Foundation. Formerly, Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp. From 1990 until 1997, Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (74)[2,3]
•  Trustee, Seligman Municipal Series Trust: 1984 to Date; Seligman Pennsylvania Municipal Fund Series: 1986 to Date
• Director, Seligman New Jersey Municipal Fund:
1988 to Date
• Oversees 60 Portfolios in Fund Complex

Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. From May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from 1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (71)[1,3] • Director/Trustee: 1993 to Date • Oversees 60 Portfolios in Fund Complex
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).

See footnotes on page 45.

Directors/Trustees and Officers

Interested Directors/Trustees and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris* (68) • Director/Trustee and Chairman of the Board: 1988 to Date • Oversees 60 Portfolios in Fund Complex
Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proponents for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino* (54) • Director/Trustee: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 59 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer, and, with the exception of Seligman Cash Management Fund, Inc., Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Director (formerly Chairman), ICI Mutual Insurance Company.

Thomas G. Moles (64)
•  Vice President and Portfolio Manager, Seligman Municipal Series Trust: 1984 to Date; Seligman Pennsylvania Municipal Fund Series: 1986 to Date; and Seligman New Jersey Municipal Fund:
1988 to Date

Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc; Executive Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc. (closed-end investment companies); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Eileen A. Comerford (48) • Vice President and Co-Portfolio Manager: 2003 to Date
Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

Eleanor T.M. Hoagland (55) • Vice President and Chief Compliance Officer: 2004 to Date	Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds†.
Thomas G. Rose (48) • Vice President: 2000 to Date
Managing Director, Chief Financial Officer, Senior Vice President, Finance, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc.

Lawrence P. Vogel (50) • Vice President: 1992 to Date • Treasurer: 2000 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds† and Treasurer of Seligman Data Corp.

See footnotes on page 45.

Directors/Trustees and Officers

Interested Directors/Trustees and Principal Officers (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Frank J. Nasta (42) • Secretary: 1994 to Date
Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp.

The Funds’ Statements of Additional Information (SAI) include additional information about Fund directors/trustees, and are available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of an SAI, to request other information about the Funds, or to make shareholder inquiries.

ø	The address for each of the directors/trustees and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each director/trustee serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors/Trustees.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*	Mr. Morris and Mr. Zino are considered “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee 2 Director/Trustee Nominating Committee 3 Board Operations Committee

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

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This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest/Capital Stock of each fund of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series, which contains information about the investment objectives, risks, charges and expenses of the Funds, each of which should be considered carefully before investing or sending money.

TEB2 9/06

ITEM 2.	CODE OF ETHICS.

As of September 30, 2006, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2006	2005
Audit Fees	$20,080	$19,120
Audit-Related Fees	-	-
Tax Fees	2,500	2,350
All Other Fees	-	1,931

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for services related to the assessment of procedures for compliance with anti-money laundering regulations by the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2006	2005
Audit-Related Fees	$129,300	$120,630
Tax Fees	12,990	13,903
All Other Fees	-	-

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) - (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $144,790 and $138,814, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has a adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: December 7, 2006

By:
/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: December 7, 2006

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

EXHIBIT INDEX

(a)(1) Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by
      Rule 30a-2(b) of the Investment Company Act of 1940.